OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses and other	$ 6,143	$ 5,335
Subcontractors accrual	1,386	2,582
Accrued taxes	5,430	2,739
Total other payables and accrued expenses	$ 12,959	$ 10,656